Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Transactions with Related Parties [Abstract]
Balances and Transactions with Related Parties
Consolidated Balance Sheets	As of December 31, 2018	As of December 31, 2017
Liabilities:
CSM – payments on behalf of the Partnership (a)	$16,638	$13,218
Management fee payable to CSM (b)	1,104	1,016
Due to related parties	$17,742	$14,234
Deferred revenue – current (e)	—	—
Total liabilities	$17,742	$14,234

Consolidated Statements of (Loss)/Income	For the years ended December 31,
	2018	2017	2016
Revenues (c)	$701	$9,976	$9,344
Vessel operating expenses	4,221	4,466	4,330
General and administrative expenses (d)	1,922	1,983	2,076

Charter Agreements
Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Amore Mio II	0.9	08/2016	09/2017	$21.0 ($20.7)
M/T Aristotelis	1.0	01/2017	03/2018	$13.8 ($13.6)